INVESTMENTS IN TRADING SECURITIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Investments In Trading Securities 1	$ 248,592
Investments In Trading Securities 2	101,214
Investments In Trading Securities 3	$ 81,012